Redeemable Non-Controlling Interests	12 Months Ended
Dec. 31, 2025
Redeemable Non Controlling Interests [Abstract]
Redeemable Non-Controlling Interests
NOTE 22—Redeemable
Non-Controlling
Interests:
In December 2024, Teva entered into an agreement with JKI Co., Ltd. (“JKI”) established by the fund managed and operated by private equity firm
J-Will
Partners Co., Ltd.
(“J-Will”),
through which JKI will acquire Teva-Takeda, Teva’s business venture in Japan (the “BV”), which includes generic products and legacy products. This transaction was completed on March 31, 2025.
Since the establishment of the BV and until the completion of the BV’s sale on March 31, 2025, Teva held 51% of the outstanding common stock of the BV, and as a result, Teva consolidated the BV in its financial statements during that period. On March 31, 2025, after the sale of the BV was completed, Teva deconsolidated the BV from its financial statements.

Pursuant to existing agreements with the minority investors of the BV, a redemption feature exists whereby the interest held by the minority investors is redeemable as a result of a sale of the BV, subject to certain terms listed therein. The redemption value would be determined based on a prescribed formula derived from the consideration received from the sale of the BV.
The balance of the redeemable
non-controlling
interest is reported at the greater of the initial carrying amount adjusted for the redeemable non-controlling
interest’s share of earnings or losses and other comprehensive income or loss, or its estimated redemption value. The resulting changes in the estimated redemption amount (increases or decreases) are recorded with corresponding adjustments against retained earnings or, in the absence of retained earnings, additional paid-in-capital.
Since the share redemption feature does not include a share cap, these interests are presented on the consolidated balance sheets outside of permanent equity under the caption “Redeemable non-controlling
interest”.
Commensurate with the sale of the BV, Teva redeemed the remaining balance of the redeemable non-controlling
interest with consideration of $38 million, following which, such balance was zero, as of March 31, 2025.
Changes in the carrying amount of the redeemable
non-controlling
interests for the year ended December 31, 2025 were as follows:

Redeemable non-controlling interests
(U.S. $ in millions)
Balance as of December 31, 2024	$340

Changes during the period:
Share in comprehensive income (loss)	33
Dividend payment	(340)
Purchase of shares from redeemable non-controlling interests	(38)
Other adjustments related to redeemable non-controlling interests	6

Balance as of December 31, 2025	$—